Capital Stock (Details 4)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Warrants
Balance, beginning of period | shares	900,000	900,000
Expired | shares	(900,000)
Balance, end of period | shares		900,000
Warrants exercisable, end of period | shares	0	900,000
Weighted average exercise price
Balance, beginning of period | $ / shares	$ 6.50	$ 6.50
Expired | $ / shares	(6.50)
Balance, end of period | $ / shares		6.50
Warrants exercisable, end of period | $ / shares		$ 6.50